Note 10 - Finance Income and Expense - Finance Income and Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Foreign exchange gains	$ 0	$ 2,179	$ 33	$ 0
Interest received	0	0	0	4
Total finance income	0	2,179	33	4
Related party loan interest payable	387	1,986	1,653	1,588
Convertible loan notes and preference shares interest payable	307	1,228	1,185	1,284
Waived dividends and interest on convertible preference shares and loan notes	0	(995)	0	0
Financing agreement finance cost payable	0	0	0	206
Debtor invoice finance cost payable	51	97	174	164
Lease liabilities interest payable	22	92	95	1
Bank interest payable	6	0	0	0
Provisions – unwinding of discount	42	0	0	0
Foreign exchange losses	(19)	92	0	0
Other finance costs	0	90	75	0
Total finance expense	$ 796	$ 2,590	$ 3,182	$ 3,243